Fair Value Liabilities - Assumptions Used to Calculate Fair Value (Detail) - $ / shares											1 Months Ended				3 Months Ended		12 Months Ended
		Nov. 03, 2016		Jul. 11, 2016		Jun. 01, 2016		Apr. 07, 2016		Apr. 07, 2016	Jul. 02, 2016		Jul. 01, 2016		Mar. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Series D Warrant [Member]
Trading price of common stock on measurement date																	$ 3,420
Exercise price																	$ 12,000	[1]	$ 3,100,000,000	[2]
Risk Free Rate																	1.93%	[3]	1.80%	[4]
Warrant life																	4 years 6 months		5 years 6 months
Expected volatility	[5]																240.90%		215.00%
Dividend yield																	0.00%		0.00%	[6]
Series E Warrants [Member]
Trading price of common stock on measurement date								$ 196,300,000		$ 196,300,000
Exercise price	[1]							$ 192,500,000		$ 192,500,000
Risk Free Rate	[7]									1.30%
Warrant life										5 years 10 months 20 days
Expected volatility	[5]									228.10%
Dividend yield								0.00%	[6]								0.00%
Series G Warrant [Member]
Trading price of common stock on measurement date				$ 67,700,000		$ 40,500,000											$ 3,420
Exercise price				$ 64,300,000	[8]	$ 39,900,000	[8]										$ 12,000	[9]
Risk Free Rate				1.03%		1.39%	[7]										1.93%	[4]
Warrant life				4 years 10 months 20 days		5 years											4 years 4 months 28 days
Expected volatility	[5]			225.80%		227.50%											240.90%
Dividend yield				0.00%		0.00%	[5]
Series H Warrant [Member]
Warrant life																	5 years
Series D and 2015 Subordination Warrants [Member]
Trading price of common stock on measurement date															$ 2.80
Exercise price	[10]														$ 1.20
Risk Free Rate	[11]														1.93%
Warrant life															4 years 3 months
Expected volatility	[5]														240.90%
Dividend yield	[6]														0.00%		0.00%
Minimum [Member] | Series D Warrant [Member]
Trading price of common stock on measurement date																			$ 1,600,000,000
Maximum [Member] | Series D Warrant [Member]
Trading price of common stock on measurement date																			$ 1,800,000,000
2015 Notes
Trading price of common stock on measurement date		$ 18,000
Exercise price	[12]	$ 15,480
Risk Free Rate		0.52%	[13]																0.86%	[14]
Warrant life		5 months 23 days																	1 year 3 months 29 days
Expected volatility	[5]	244.30%																	215.00%
Dividend yield	[6]	0.00%															0.00%		0.00%
Expected probability of shareholder approval	[15]																		85.00%
2015 Notes | Series D Warrant [Member]
Warrant life															5 years
Dividend yield															0.00%
2015 Notes | Minimum [Member]
Trading price of common stock on measurement date																	$ 18,000		$ 1,600,000,000
Exercise price																	$ 14,900	[12]	1,500,000,000	[16]
Risk Free Rate	[13]																0.29%
Warrant life																	5 months 23 days
Expected volatility	[5]																224.70%
2015 Notes | Maximum [Member]
Trading price of common stock on measurement date																	$ 74,400,000		1,800,000,000
Exercise price																	$ 58,600,000	[12]	$ 1,700,000,000	[16]
Risk Free Rate	[13]																0.52%
Warrant life																	9 months 22 days
Expected volatility	[5]																244.80%
Senior Secured Convertible Notes Two Thousand Sixteen Notes [Member]
Trading price of common stock on measurement date											$ 84,500,000				$ 2.80		$ 3,420
Exercise price													$ 64,300,000	[17]	$ 1.90	[10]	$ 2,980	[17]
Risk Free Rate											0.59%	[14]			1.03%	[11]	0.97%	[14]
Warrant life											1 year 10 months 2 days				1 year 29 days		1 year 3 months 29 days
Expected volatility	[5]										228.10%				240.90%		240.90%
Dividend yield	[6]										0.00%				0.00%		0.00%
Senior Secured Convertible Notes Two Thousand Sixteen Notes [Member] | Series H Warrant [Member]
Trading price of common stock on measurement date											$ 84,500,000						$ 3,420
Exercise price	[18]												99,800,000				$ 12,000
Risk Free Rate	[4]										1.01%						1.93%
Warrant life											5 years 6 months						5 years
Expected volatility	[5]										228.10%						240.90%
Dividend yield	[6]										0.00%						0.00%
Senior Secured Convertible Notes Two Thousand Sixteen Notes [Member] | Minimum [Member]
Trading price of common stock on measurement date															$ 1.60
Exercise price	[10]														$ 0.20
Risk Free Rate	[11]														0.80%
Warrant life															1 year 2 months 1 day
Senior Secured Convertible Notes Two Thousand Sixteen Notes [Member] | Maximum [Member]
Trading price of common stock on measurement date															$ 2,352.20
Exercise price	[10]														$ 2,336.20
Risk Free Rate	[11]														0.89%
Warrant life															1 year 3 months 29 days
Series F Preferred Stock [Member]
Trading price of common stock on measurement date											$ 18,000				$ 2.80		$ 3,420
Exercise price													$ 12,000	[19]	$ 1.36	[20]	$ 3,040	[19]
Risk Free Rate													0.81%	[21]	1.15%	[22]	0.00%	[21]
Warrant life											2 years				1 year 7 months 6 days		1 year 10 months 2 days
Expected volatility	[5]										0.00%				240.90%		0.00%
Dividend yield	[6]										0.00%				0.00%		0.00%
Series F Preferred Stock [Member] | Minimum [Member]
Trading price of common stock on measurement date																	$ 3,680
Exercise price	[19]																$ 3,180
Risk Free Rate	[21]																0.00%
Series F Preferred Stock [Member] | Maximum [Member]
Trading price of common stock on measurement date																	$ 3,700
Exercise price	[19]																$ 3,200
Risk Free Rate	[21]																0.00%

[1]	The exercise price of the Series D and Subordination Warrants was calculated based on the terms in the warrant agreement.
[2]	The exercise price of the Series D Warrants calculated by 120% of the arithmetic average of five weighted average price of the common stock on the five consecutive trading days prior to issuance date on December 30, 2015.
[3]	The risk-free interest rate was determined by management using the average of the 5-year Treasury Bill as of the respective measurement date.
[4]	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
[5]	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
[6]	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
[7]	The risk-free interest rate was determined by management using an average of the 5-year and 7-year Treasury Bill as of the respective measurement date.
[8]	The exercise price of the Series G Warrants was calculated based on the terms in the warrant agreement.
[9]	The exercise price of the Series G Warrants as defined in the warrant agreement at June 1, 2016. The reset provision at July 1, 2016 that was known at June 30, 2016.
[10]	The conversion price was calculated based on the formula in the 2016 Notes as of the respective measurement dates.
[11]	The risk-free interest rate was determined by management using the 1-year Treasury Bill as of the respective measurement date.
[12]	The conversion price was calculated based on the formula in the 2015 Notes agreement as of the respective measurement date
[13]	The risk-free interest rate was determined by management using the average of the 6 month and 1-year Treasury Bill as of the respective measurement date.
[14]	The risk-free interest rate was determined by management using the average of the 1-year and 2-year Treasury Bill as of the respective measurement date.
[15]	Management has estimated a probability of 85% that shareholder approval will be obtained for the removal of the 19.9% conversion cap. This is based on past shareholder voting history and discussions with current shareholders and consultants.
[16]	The conversion price of the convertible notes was calculated based on the formula in the Notes agreement as of the respective measurement date
[17]	The conversion price was calculated based on the formula in the 2016 Notes agreement as of the respective measurement date
[18]	The exercise price of the Series H and Subordination Warrants was calculated based on the terms in the warrant agreement.
[19]	The conversion price of the Series F was calculated based off the lower of the fixed conversion rate of $12,000 (split adjusted) and 85% of the lower of the (1) 3 lowest VWAP days in the past 20 trading days and (2) the VWAP of the preceding day.
[20]	The exercise price of the Series F Preferred Stock was calculated based on the terms in the agreement.
[21]	The risk-free interest rate was determined by management using the 2-year Treasury Bill as of the respective measurement date.
[22]	The risk-free interest rate was determined by management using the average of the 1 and 2 year Treasury Bill as of the respective measurement date.